Accrued Expenses and Other Current Liabilities (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2023 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Convertible preferred shares issuable upon purchase consideration	11,938
Number of share options granted		759,605	759,605	378,852
Remaining contractual term of share options exercisable		5 years 14 days	5 years 14 days
Other income (in Yuan Renminbi)		¥ 421,449	$ 59,360	¥ 1,599,746	¥ 5,581,534
Lin's [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Number of share options granted	11,938
Exercise price of share options granted as part of modification of purchase consideration (in Dollars per share) | $ / shares	$ 0.0016
Remaining contractual term of share options exercisable	10 years
New Instrument Issued [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Other income (in Yuan Renminbi) | ¥		¥ 289,457
Series C-1 Redeemable Convertible Preferred Shares [Member] | Lin's [Member]
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Convertible preferred shares issuable upon purchase consideration				11,938